TEMPLETON GLOBAL INVESTMENT TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

July 1, 2011

Filed Via EDGAR (CIK #0000916488)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Templeton Global Investment Trust

File Nos. 33-31267 and 811-05914

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the form of Prospectus and Statement of Additional Information for Templeton Global Balanced Fund, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 28, 2011.

Very truly yours,

Templeton Global

  Investment Trust

/s/DAVID P. GOSS

David P. Goss

Vice President